Post Employment Benefits - Schedule of Plan Assets and Liabilities by Type of Post Employment Benefit and Country (Detail) - GBP (£) £ in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	£ 9,310	£ 9,226	£ 8,256
Plan assets [member] | Post employment medical [member]
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	1	2
Plan assets [member] | Other post employment [member]
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	67	72
Plan assets [member] | United Kingdom [member] | Pensions [member]
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	6,792	6,789
Plan assets [member] | Ireland [member] | Pensions [member]
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	1,745	1,663
Plan assets [member] | United States [member] | Pensions [member]
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	525	522
Plan assets [member] | Other [member] | Pensions [member]
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	180	178
Plan liabilities [member]
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	(9,244)	(9,716)	£ (9,447)
Plan liabilities [member] | Post employment medical [member]
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	(259)	(263)
Plan liabilities [member] | Other post employment [member]
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	(85)	(90)
Plan liabilities [member] | United Kingdom [member] | Pensions [member]
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	(6,032)	(6,680)
Plan liabilities [member] | Ireland [member] | Pensions [member]
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	(2,148)	(1,952)
Plan liabilities [member] | United States [member] | Pensions [member]
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	(505)	(516)
Plan liabilities [member] | Other [member] | Pensions [member]
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	£ (215)	£ (215)